REGULATORY CAPITAL AND CITIGROUP, INC. PARENT COMPANY INFORMATION - Condensed Cash Flow Statements (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities of continuing operations	$ 45,434	$ 63,244	$ (10,362)
Cash flows from investing activities of continuing operations
Purchases of investments	(258,992)	(220,823)	(256,907)
Proceeds from sales of investments	135,824	131,100	143,853
Proceeds from maturities of investments	94,117	84,831	102,020
Net cash provided by (used in) investing activities of continuing operations	29,491	(91,338)	30,335
Cash flows from financing activities of continuing operations
Dividends paid	(633)	(314)	(143)
Issuance of preferred stock	3,699	4,192	2,250
Net cash provided by (used in) financing activities of continuing operations	(70,270)	23,094	(12,501)
Change in cash and due from banks	2,223	(6,568)	7,752
Cash and due from banks at beginning of period	29,885	36,453	28,701
Cash and due from banks at end of period	32,108	29,885	36,453
Supplemental disclosure of cash flow information for continuing operations
Cash paid during the year for income taxes	4,632	4,495	3,900
Cash paid during the year for interest	12,868	14,383	19,739
Citigroup Inc.
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities of continuing operations	5,940	(7,881)	1,598
Cash flows from investing activities of continuing operations
Purchases of investments	0	0	(5,701)
Proceeds from sales of investments	41	385	37,056
Proceeds from maturities of investments	155	233	4,286
Changes in investments and advances—intercompany	(7,986)	7,226	(397)
Other investing activities	5	4	994
Net cash provided by (used in) investing activities of continuing operations	(7,785)	7,848	36,238
Cash flows from financing activities of continuing operations
Dividends paid	(633)	(314)	(143)
Issuance of preferred stock	3,699	4,192	2,250
Proceeds (repayments) from issuance of long-term debt—third-party, net	(3,636)	(13,426)	(33,434)
Net change in short-term borrowings and other advances—intercompany	3,297	11,402	(6,160)
Other financing activities	(990)	(1,741)	(199)
Net cash provided by (used in) financing activities of continuing operations	1,737	113	(37,686)
Change in cash and due from banks	(108)	80	150
Cash and due from banks at beginning of period	233	153	3
Cash and due from banks at end of period	125	233	153
Supplemental disclosure of cash flow information for continuing operations
Cash paid during the year for income taxes	235	(71)	78
Cash paid during the year for interest	$ 5,632	$ 6,514	$ 7,883